10-K Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Property, plant and equipment, net
Impairment loss	$ 0	$ 3,695	$ 9,080	$ 54,245	[1]	$ 67,076	[1]
Net loss from discontinued operations	(293)	(10,193)	(26,250)	(10,398)	[1]	(47,692)	[1]
Sale leaseback arrangement, impairment loss	$ 0	$ 400	900	18,900		200
Disposed of by sale | Kentucky Operations
Property, plant and equipment, net
Net loss from discontinued operations				3,900
Cultivation Facilities
Property, plant and equipment, net
Impairment loss			$ 8,000	12,400
Florida Operations
Property, plant and equipment, net
Impairment loss				43,700
Sale leaseback arrangement, impairment loss				$ 18,900
Kentucky Operations
Property, plant and equipment, net
Impairment loss						7,100
Impairment of property plant and equipment						1,100
Nevada Cash Generating Unit
Property, plant and equipment, net
Impairment loss						$ 7,500

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.